Redeemable Convertible Preferred Stock - Schedule of Preferred Stock Outstanding (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized	24,508,000
Redeemable convertible preferred stock, shares outstanding	24,177,000
Redeemable convertible preferred stock, liquidation preference	$ 53,426
Series A preferred stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	6,009,000	6,009,000
Redeemable convertible preferred stock, shares issued	6,009,000	6,009,000
Redeemable convertible preferred stock, shares outstanding	6,009,000	6,009,000
Redeemable convertible preferred stock, liquidation preference	$ 6,009	$ 6,009
Series B Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	10,764,000	10,764,000
Redeemable convertible preferred stock, shares issued	10,554,000	10,554,000
Redeemable convertible preferred stock, shares outstanding	10,554,000	10,554,000
Redeemable convertible preferred stock, liquidation preference	$ 15,100	$ 15,100
Series C Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	3,901,000	3,901,000
Redeemable convertible preferred stock, shares issued	3,866,000	3,866,000
Redeemable convertible preferred stock, shares outstanding	3,866,000	3,866,000
Redeemable convertible preferred stock, liquidation preference	$ 10,317	$ 10,317
Series D Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	3,834,000	3,834,000
Redeemable convertible preferred stock, shares issued	3,748,000	3,748,000
Redeemable convertible preferred stock, shares outstanding	3,748,000	3,748,000
Redeemable convertible preferred stock, liquidation preference	$ 22,000	$ 22,000